UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Main International ETF

(INTL) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Main International ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$221,520,699
Number of Portfolio Holdings	10
Advisory Fee	$504,925
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.0%
Money Market Funds	5.0%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.2%
Collateral for Securities Loaned	5.0%
Equity	99.9%

Top Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	38.4%
iShares Core MSCI Emerging Markets ETF	18.3%
State Street SPDR Portfolio Europe ETF	12.2%
iShares Latin America 40 ETF	10.9%
Vanguard FTSE Pacific ETF	7.9%
SPDR Portfolio Emerging Markets ETF	7.1%
State Street Navigator Securities Lending Government Money Market Portfolio	5.0%
Franklin FTSE Canada ETF	2.6%
Franklin FTSE China ETF	2.5%
State Street Institutional Treasury Money Market Fund, Premier Class	0.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2027 at https://www.mainmgtetfs.com/intl/ or upon request at 1-866-383-9778. Effective April 1, 2026, the Fund’s adviser has contractually agreed to pay a portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses, until at least March 31, 2027, to no more than 0.84% of the Fund’s average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.mainmgtetfs.com/intl/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-INTL

Main Sector Rotation ETF

(SECT) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$2,566,883,600
Number of Portfolio Holdings	13
Advisory Fee	$6,044,013
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	96.2%
Money Market Funds	3.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.7%
Money Market Funds	0.2%
Collateral for Securities Loaned	3.7%
Equity	99.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Technology Select Sector SPDR ETF	33.1%
State Street Financial Select Sector SPDR ETF	14.7%
State Street Industrial Select Sector SPDR ETF	10.6%
State Street Communication Services Select Sector SPDR ETF	10.5%
State Street Consumer Discretionary Select Sector SPDR ETF	9.7%
Invesco Nasdaq 100 ETF	6.2%
State Street Energy Select Sector SPDR ETF	4.2%
State Street Materials Select Sector SPDR ETF	4.2%
State Street Navigator Securities Lending Government Money Market Portfolio	3.7%
iShares U.S. Home Construction ETF	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2027 at https://www.mainmgtetfs.com/sect/ or upon request at 1-866-383-9778. Effective April 1, 2026, the Fund’s adviser has contractually agreed to pay a portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses, until at least March 31, 2031, to no more than 0.69% of the Fund’s average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.mainmgtetfs.com/sect/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-SECT

Main Thematic Innovation ETF

(TMAT) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$37	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$210,764,169
Number of Portfolio Holdings	90
Advisory Fee	$644,900
Portfolio Turnover	88%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Collateral for Securities Loaned	0.7%
Money Market Funds	0.7%
Utilities	2.5%
Health Care	5.6%
Materials	9.8%
Industrials	31.0%
Technology	50.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vicor Corporation	3.0%
Micron Technology, Inc.	2.8%
Lumentum Holdings, Inc.	2.7%
Ciena Corporation	2.6%
Palo Alto Networks, Inc.	2.5%
Clear Secure, Inc., Class A	2.5%
Keysight Technologies, Inc.	2.2%
Modine Manufacturing Company	1.9%
Advanced Energy Industries, Inc.	1.9%
AAON, Inc.	1.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.mainmgtetfs.com/tmat/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-TMAT

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Semi-Annual Financial Statements and
Additional Information
April 30, 2026

1-866-383-9778
www.mainmgtetfs.com

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
578,692	Invesco Nasdaq 100 ETF	$159,082,431
592,116	iShares Expanded Tech-Software Sector ETF(a),(b)	49,684,454
649,370	iShares U.S. Home Construction ETF(b)	62,573,293
2,315,512	State Street Communication Services Select Sector SPDR ETF(b)	269,780,303
2,098,159	State Street Consumer Discretionary Select Sector SPDR ETF(b)	248,317,118
1,816,314	State Street Energy Select Sector SPDR ETF	108,343,130
7,222,286	State Street Financial Select Sector SPDR ETF	376,497,769
411,719	State Street Health Care Select Sector SPDR ETF	60,106,857
1,555,860	State Street Industrial Select Sector SPDR ETF(b)	271,622,039
2,091,935	State Street Materials Select Sector SPDR ETF(b)	107,671,894
5,319,568	State Street Technology Select Sector SPDR ETF(b)	848,471,096
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,205,216,837)	2,562,150,384

	SHORT-TERM INVESTMENTS — 3.9%
	COLLATERAL FOR SECURITIES LOANED - 3.7%
95,330,743	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67% (Cost $95,330,743)(c),(d)	95,330,743

	MONEY MARKET FUNDS - 0.2%
5,894,949	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59% (Cost $5,894,949)(d)	5,894,949

	TOTAL SHORT-TERM INVESTMENTS (Cost $101,225,692)	101,225,692

	TOTAL INVESTMENTS - 103.7% (Cost $2,306,442,529)	$2,663,376,076
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(96,492,476)
	NET ASSETS - 100.0%	$2,566,883,600

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026 was $387,681,044.

(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $95,330,743 at April 30, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $293,333,114.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 7.3%
6,337	AeroVironment, Inc.(a),(b)	$1,235,842
4,783	Axon Enterprise, Inc.(a)	1,921,618
30,284	CAE, Inc.(a)	790,715
2,389	Curtiss-Wright Corporation	1,720,558
1,596	Elbit Systems Ltd.	1,339,587
2,389	General Dynamics Corporation	822,533
2,389	Huntington Ingalls Industries, Inc.	870,289
22,314	Karman Holdings, Inc.(a),(b)	1,516,906
19,925	Kratos Defense & Security Solutions, Inc.(a),(b)	1,256,271
3,187	Moog, Inc., Class A	960,275
7,970	Woodward, Inc.	2,893,029
		15,327,623
	CHEMICALS - 2.5%
54,332	Element Solutions, Inc.	2,314,000
32,759	Sociedad Quimica y Minera de Chile S.A. - ADR	3,019,397
		5,333,397
	DIVERSIFIED INDUSTRIALS - 1.7%
13,583	ITT, Inc.	2,911,380
787	Parker-Hannifin Corporation	715,714
		3,627,094
	ELECTRIC UTILITIES - 2.5%
7,603	Constellation Energy Corporation	2,379,739
18,329	Vistra Corporation	2,893,049
		5,272,788
	ELECTRICAL EQUIPMENT - 17.0%
42,259	AAON, Inc.(b)	3,943,187
10,387	Advanced Energy Industries, Inc.	3,987,673
2,380	Argan, Inc.(b)	1,594,552
12,753	BWX Technologies, Inc.	2,759,622
3,186	GE Vernova, Inc.	3,451,904
13,583	Generac Holdings, Inc.(a)	3,521,121
13,487	Keysight Technologies, Inc.(a)	4,719,237
15,959	Modine Manufacturing Company(a)	4,063,640
5,574	Rockwell Automation, Inc.	2,279,264

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRICAL EQUIPMENT - 17.0% (Continued)
27,755	Trimble, Inc.(a)	$1,868,467
11,956	Vertiv Holdings Company, Class A	3,927,426
		36,116,093
	ENGINEERING & CONSTRUCTION - 1.4%
7,191	MYR Group, Inc.(a)	2,910,989

	INDUSTRIAL INTERMEDIATE PROD - 1.4%
4,794	RBC Bearings, Inc.(a)	2,872,037

	MACHINERY - 2.2%
8,723	Crane Company	1,550,339
3,985	CSW Industrials, Inc.	1,160,432
6,368	Kadant, Inc.	1,866,652
		4,577,423
	MEDICAL EQUIPMENT & DEVICES - 5.6%
8,723	Agilent Technologies, Inc.	1,007,943
17,446	Dexcom, Inc.(a)	1,038,909
28,548	Haemonetics Corporation(a)	1,715,449
14,323	Insulet Corporation(a)	2,465,562
1,586	Intuitive Surgical, Inc.(a)	725,769
798	Mettler-Toledo International, Inc.(a)	1,018,735
62,159	Veracyte, Inc.(a)	2,046,274
5,551	Waters Corporation(a)	1,716,536
		11,735,177
	METALS & MINING - 6.5%
32,759	Alcoa Corporation	2,089,697
49,538	Almonty Industries, Inc.(a)	1,073,984
23,970	Century Aluminum Company(a)	1,424,777
78,302	Energy Fuels, Inc.(a),(b)	1,694,455
85,493	ERO Copper Corporation(a)	2,209,994
11,186	Freeport-McMoRan, Inc.	646,327
64,719	Hudbay Minerals, Inc.	1,495,656
12,784	Southern Copper Corporation	2,194,885

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 6.5% (Continued)
14,382	Teck Resources Ltd., Class B	$840,340
		13,670,115
	SEMICONDUCTORS - 11.7%
9,528	Advanced Micro Devices, Inc.(a)	3,377,581
5,571	Analog Devices, Inc.	2,240,990
23,171	IPG Photonics Corporation(a)	2,755,495
13,481	Marvell Technology, Inc.	2,226,387
11,364	Micron Technology, Inc.	5,877,007
9,516	Onto Innovation, Inc.(a)	2,807,791
5,551	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,198,529
9,561	Teradyne, Inc.	3,283,917
		24,767,697
	SOFTWARE - 22.7%
15,143	Autodesk, Inc.(a)	3,588,891
116,961	Bentley Systems, Inc., Class B	3,815,268
398,787	BlackBerry Ltd.(a)	2,153,450
97,181	Clear Secure, Inc., Class A	5,188,494
14,324	Cloudflare, Inc., Class A(a)	2,935,990
8,022	Crowdstrike Holdings, Inc., Class A(a)	3,575,807
78,892	Doximity, Inc., Class A(a)	1,928,120
35,910	Fortinet, Inc.(a)	3,027,572
98,589	Gen Digital, Inc.	1,901,782
61,854	Hinge Health, Inc.(a)	2,758,688
29,692	Palo Alto Networks, Inc.(a)	5,324,369
15,935	Qualys, Inc.(a)	1,385,230
56,658	Rubrik, Inc., Class A(a)	3,013,072
1,596	Tyler Technologies, Inc.(a)	544,459
97,151	Varonis Systems, Inc.(a)	2,555,071
9,541	Veeva Systems, Inc., Class A(a)	1,488,110
35,685	Waystar Holding Corporation(a),(b)	762,767
13,960	Zscaler, Inc.(a)	1,824,293
		47,771,433

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	STEEL - 0.8%
7,191	Steel Dynamics, Inc.	$1,644,294

	TECHNOLOGY HARDWARE - 15.2%
10,359	Ciena Corporation(a)	5,465,201
7,980	F5, Inc.(a)	2,584,722
3,172	Fabrinet(a)	2,167,967
5,576	Garmin Ltd.	1,400,357
6,374	Lumentum Holdings, Inc.(a)	5,751,387
3,965	Seagate Technology Holdings PLC	2,670,983
65,062	Viavi Solutions, Inc.(a)	3,409,249
23,171	Vicor Corporation(a)	6,239,254
5,551	Western Digital Corporation	2,412,021
		32,101,141
	TECHNOLOGY SERVICES - 0.7%
1,596	CACI International, Inc., Class A(a)	829,186
3,985	Leidos Holdings, Inc.	594,642
		1,423,828

	TOTAL COMMON STOCKS (Cost $187,137,266)	209,151,129

	SHORT-TERM INVESTMENTS — 1.4%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
1,404,140	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67% (Cost $1,404,140)(c),(d)	1,404,140

	MONEY MARKET FUNDS - 0.7%
1,535,369	State Street Institutional Money Market Fund, Premier Class, 3.59% (Cost $1,535,369)(d)	1,535,369

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,939,509)	2,939,509

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Fair Value
TOTAL INVESTMENTS - 100.6% (Cost $190,076,775)	$212,090,638
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,326,469)
NET ASSETS - 100.0%	$210,764,169

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026 was $6,083,067.

(c)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $1,404,140 at April 30, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $4,600,966.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
109,146	Franklin FTSE Canada ETF	$5,711,610
244,584	Franklin FTSE China ETF(a)	5,632,770
517,042	iShares Core MSCI Emerging Markets ETF	40,582,627
961,786	iShares Core MSCI International Developed Markets ETF(a)	84,964,174
661,572	iShares Latin America 40 ETF	24,107,684
307,510	SPDR Portfolio Emerging Markets ETF	15,756,812
498,531	State Street SPDR Portfolio Europe ETF	27,075,219
161,772	Vanguard FTSE Pacific ETF	17,356,518
	TOTAL EXCHANGE-TRADED FUNDS (Cost $185,985,754)	221,187,414

	SHORT-TERM INVESTMENTS — 5.2%
	COLLATERAL FOR SECURITIES LOANED - 5.0%
11,083,725	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67% (Cost $11,083,725)(b),(c)	11,083,725

	MONEY MARKET FUNDS - 0.2%
466,110	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59% (Cost $466,110)(c)	466,110

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,549,835)	11,549,835

	TOTAL INVESTMENTS - 105.1% (Cost $197,535,589)	$232,737,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(11,216,550)
	NET ASSETS - 100.0%	$221,520,699

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026, was $11,058,355.

(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $11,083,725 at April 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Total Investments, at cost	$2,306,442,529		$190,076,775		$197,535,589
Total Investments, at value	$2,663,376,076	*	$212,090,638	*	$232,737,249	*
Cash held for collateral at broker for options	39,949		—		—
Receivable for securities sold	—		1,967,529		—
Receivable for fund shares sold	3,337,950		264,116		—
Receivable for securities lending	62,679		794		8,723
Dividends and interest receivable	12,810		20,166		1,437
Prepaid expenses and other assets	3,615		623		551
TOTAL ASSETS	2,666,833,079		214,343,866		232,747,960

LIABILITIES
Securities lending collateral payable	95,330,743		1,404,140		11,083,725
Payable for securities purchased	3,331,806		2,015,548		—
Investment advisory fees payable	1,009,240		106,324		96,804
Payable to related parties	135,115		8,919		13,003
Other accrued expenses and other liabilities	142,575		44,766		33,729
TOTAL LIABILITIES	99,949,479		3,579,697		11,227,261
NET ASSETS	$2,566,883,600		$210,764,169		$221,520,699

NET ASSETS CONSIST OF:
Paid in capital	$2,401,751,826		$246,609,414		$200,084,617
Accumulated earnings (deficit)	165,131,774		(35,845,245)		21,436,082
NET ASSETS	$2,566,883,600		$210,764,169		$221,520,699

NET ASSET VALUE PER SHARE:
Net Assets	$2,566,883,600		$210,764,169		$221,520,699
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,450,000		7,980,000		7,320,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$66.76		$26.41		$30.26

*	Includes fair value of securities on loan in the amount of $387,681,044, $6,083,067 and $11,058,355 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
INVESTMENT INCOME
Dividends	$13,431,284	$282,903	$3,328,921
Interest	176,368	23,326	17,959
Securities lending income	489,294	38,995	53,895
Less: Foreign withholding taxes	—	(2,160)	—
TOTAL INVESTMENT INCOME	14,096,946	343,064	3,400,775

EXPENSES
Investment advisory fees	6,044,013	644,900	504,925
Administrative services fees	443,279	50,181	47,190
Custodian fees	91,156	7,669	7,381
Printing and postage expenses	36,370	20,384	4,823
Compliance officer fees	29,534	9,587	9,091
Professional fees	23,228	16,504	16,668
Insurance expense	11,129	1,708	1,515
Transfer agent fees	12,888	7,549	7,549
Trustees fees and expenses	7,713	7,384	7,384
Other expenses	22,315	7,439	7,987
TOTAL EXPENSES	6,721,625	773,305	614,513

NET INVESTMENT INCOME (LOSS)	7,375,321	(430,241)	2,786,262

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments, unaffiliated companies	7,160,079	(16,175,727)	58,100
Investments, affiliated companies	—	—	(14)
In-kind redemptions, unaffiliated companies	249,611,010	28,483,144	508,505
In-kind redemptions, affiliated companies	—	—	1,452,772
Net change in unrealized appreciation (depreciation) on:
Investments, unaffiliated companies	(166,111,456)	(28,616,515)	14,965,496
Investments, affiliated companies	—	—	(1,544,397)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	90,659,633	(16,309,098)	15,440,462

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,034,954	$(16,739,339)	$18,226,724

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
FROM OPERATIONS:
Net investment income	$7,375,321	$7,711,350
Net realized gain from investments, options written and in-kind redemptions	256,771,089	338,825,400
Net change in unrealized appreciation (depreciation) on investments and options written	(166,111,456)	71,027,609
Net increase in net assets resulting from operations	98,034,954	417,564,359

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(12,409,840)	(10,640,660)
Decrease in net assets resulting from distributions to shareholders	(12,409,840)	(10,640,660)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	719,209,810	1,112,604,931
Payments for shares redeemed	(650,677,294)	(966,737,489)
Net increase in net assets resulting from shares of beneficial interest	68,532,516	145,867,442

TOTAL INCREASE IN NET ASSETS	154,157,630	552,791,141

NET ASSETS
Beginning of Period	2,412,725,970	1,859,934,829
End of Period	$2,566,883,600	$2,412,725,970

SHARE ACTIVITY
Shares sold	11,200,000	19,300,000
Shares redeemed	(10,200,000)	(16,800,000)
Net increase in shares of beneficial interest outstanding	1,000,000	2,500,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
FROM OPERATIONS:
Net investment loss	$(430,241)	$(501,002)
Net realized gain from investments and in-kind redemptions	12,307,417	34,290,838
Net change in unrealized appreciation (depreciation) on investments	(28,616,515)	45,632,967
Net increase (decrease) in net assets resulting from operations	(16,739,339)	79,422,803

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(43,780)	—
Net decrease in net assets resulting from distributions to shareholders	(43,780)	—

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	73,468,695	226,951,635
Payments for shares redeemed	(72,068,384)	(220,232,401)
Net increase in net assets resulting from shares of beneficial interest	1,400,311	6,719,234

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,382,808)	86,142,037

NET ASSETS
Beginning of Period	226,146,977	140,004,940
End of Period	$210,764,169	$226,146,977

SHARE ACTIVITY
Shares sold	2,920,000	9,930,000
Shares redeemed	(2,870,000)	(9,780,000)
Net increase in shares of beneficial interest outstanding	50,000	150,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2026	Year Ended
	(Unaudited)	October 31, 2025
FROM OPERATIONS:
Net investment income	$2,786,262	$2,580,926
Net realized gain from investments and in-kind redemptions	2,019,363	13,407,924
Capital gain distributions from underlying investment companies	—	147,755
Net change in unrealized appreciation on investments	13,421,099	13,605,722
Net increase in net assets resulting from operations	18,226,724	29,742,327

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(4,255,368)	(2,646,525)
Decrease in net assets resulting from distributions to shareholders	(4,255,368)	(2,646,525)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	68,633,514	85,528,287
Payments for shares redeemed	(13,304,153)	(72,944,505)
Net increase in net assets resulting from shares of beneficial interest	55,329,361	12,583,782

TOTAL INCREASE IN NET ASSETS	69,300,717	39,679,584

NET ASSETS
Beginning of Period	152,219,982	112,540,398
End of Period	$221,520,699	$152,219,982

SHARE ACTIVITY
Shares sold	2,370,000	3,610,000
Shares redeemed	(480,000)	(3,100,000)
Net increase in shares of beneficial interest outstanding	1,890,000	510,000

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the		For the	For the	For the		For the
	April 30, 2026		Year Ended	Year Ended		Year Ended	Year Ended	Period* Ended		Year Ended
	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021		May 31, 2021
Net asset value, beginning of year/period	$64.43		$53.22	$40.93		$38.91	$43.23	$40.42		$27.72

Income from investment operations:
Net investment income (1,6)	0.19		0.21	0.26		0.42	0.35	0.15		0.24
Net realized and unrealized gain (loss) on investments	2.47		11.30	12.23		1.97	(4.40)	2.77		12.83
Total from investment operations	2.66		11.51	12.49		2.39	(4.05)	2.92		13.07

Less distributions from:
Net investment income	(0.33)		(0.30)	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)
Net realized gains	—		—	—		—	—	—		—
Total distributions	(0.33)		(0.30)	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)

Net asset value, end of year/period	$66.76		$64.43	$53.22		$40.93	$38.91	$43.23		$40.42
Market price, end of year/period	$66.73		$64.42	$53.25		$40.97	$38.91	$43.20		$40.46
Total return (2)	4.16	% (3)	21.69%	30.56%		6.16%	(9.37)%	7.25	% (3)	47.61%
Net assets, at end of year/period (000s)	$2,566,884		$2,412,726	$1,859,935		$1,219,733	$963,076	$1,020,289		$871,097

Ratio of expenses to average net assets (5)	0.56	% (4)	0.56%	0.66	% (8)	0.57%	0.58%	0.57	% (4)	0.59%
Ratio of net investment income to average net assets (6)	0.61	% (4)	0.38%	0.53	% (8)	1.00%	0.86%	0.88	% (4)	0.69%
Portfolio Turnover Rate (7)	29	% (3)	23%	22%		33%	48%	0	% (3)	27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

(8)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Ratio of expenses to average net assets (5)	N/A	N/A	0.57%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets (6)	N/A	N/A	0.62%	N/A	N/A	N/A	N/A

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the		For the		For the		For the		For the
	April 30, 2026		Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended		Period Ended
	(Unaudited)		October 31, 2025	October 31, 2024		October 31, 2023		October 31, 2022		October 31, 2021		May 31, 2021 (1)
Net asset value, beginning of year/period	$28.52		$18.00	$12.82		$12.38		$23.68		$23.05		$25.00

Income from investment operations:
Net investment income (loss) (2)	(0.05)		(0.07)	0.01	(8)	0.00	(3,8)	0.00	(3,8)	0.00	(3,8)	(0.06	) (8)
Net realized and unrealized gain (loss) on investments	(2.05)		10.59	5.17		0.48	(10)	(11.28)		0.65		(1.89)
Total from investment operations	(2.10)		10.52	5.18		0.48		(11.28)		0.65		(1.95)

Less distributions from:
Net investment income	(0.01)		—	—		(0.04)		(0.02)		—		—
Return of capital	—		—	—		—		—		(0.02)		—
Total distributions	(0.01)		—	—		(0.04)		(0.02)		(0.02)		—

Net asset value, end of year/perio	$26.41		$28.52	$18.00		$12.82		$12.38		$23.68		$23.05
Market price, end of year/perio	$26.41		$28.55	$18.01		$12.84		$12.38		$23.65		$23.04
Total return (4)	(7.38	)% (5)	58.44%	40.41%		3.88%		(47.66)%		2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s	$210,764		$226,147	$140,005		$83,088		$53,602		$84,522		$68,918

Ratio of expenses to average net assets (7)	0.78	% (6)	0.82%	0.85%		0.94%		0.96%		0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets	(0.43	)% (6)	(0.30)%	0.05	% (8)	0.03	% (8)	0.00	% (8)	0.02	% (6,8)	(0.72	)% (6,8)
Portfolio Turnover Rate (9)	88	% (5)	5%	39%		52%		43%		34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

(10)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statements of operations due to the share transactions for the period.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the	For the
	April 30, 2026		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2025	October 31, 2024	October 31, 2023 (1)
Net asset value, beginning of year/period	$28.03		$22.87	$19.34	$20.00

Income from investment operations:
Net investment income (2,7)	0.43		0.50	0.68	0.43
Net realized and unrealized gain (loss) on investments	2.52		5.19	3.25	(0.51)
Total from investment operations	2.95		5.69	3.93	(0.08)

Less distributions from:
Net investment income	(0.72)		(0.53)	(0.40)	(0.58)
Total distributions	(0.72)		(0.53)	(0.40)	(0.58)

Net asset value, end of year/period	$30.26		$28.03	$22.87	$19.34
Market price, end of year/period	$30.23		$28.02	$22.91	$19.36
Total return (3)	10.74	% (4)	25.51%	20.39%	(0.53	)% (4)
Net assets, at end of year/period (000s)	$221,521		$152,220	$112,540	$91,854

Ratio of gross expenses to average net assets (6)	0.67	% (5)	0.71%	0.73%	0.78	% (5)
Ratio of net expenses to average net assets (6)	0.67	% (5)	0.71%	0.70%	0.64	% (5)
Ratio of net investment income to average net assets (7)	3.03	% (5)	2.03%	3.01%	2.26	% (5)
Portfolio Turnover Rate (8)	12	% (4)	36%	37%	33	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022. The Main Sector Rotation ETF and the Main International ETF are “fund of funds” in that each Fund will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies".

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and the chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include the consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies – The Main Sector Rotation ETF and Main International ETF may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,562,150,384	$—	$—	$2,562,150,384
Collateral For Securities Loaned	95,330,743	—	—	95,330,743
Money Market Funds	5,894,949	—	—	5,894,949
Total	$2,663,376,076	$—	$—	$2,663,376,076

Main Thematic Innovation ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$209,151,129	$—	$—	$209,151,129
Collateral For Securities Loaned	1,404,140	—	—	1,404,140
Money Market Funds	1,535,369	—	—	1,535,369
Total	$212,090,638	$—	$—	$212,090,638

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Main International ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$221,187,414	$—	$—	$221,187,414
Collateral For Securities Loaned	11,083,725	—	—	11,083,725
Money Market Funds	466,110	—	—	466,110
Total	$232,737,249	$—	$—	$232,737,249

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The Main Sector Rotation ETF writes options with the objective of generating income by way of cash premiums received from the written options.

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly by the Main Sector Rotation ETF and semi-annually by the Main Thematic Innovation ETF and Main International ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2025, or expected to be taken in the Funds’ October 31, 2026 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	PRINCIPAL INVESTMENT RISKS

Exchange-Traded Funds Risk – The Main Sector Rotation ETF and Main International ETF may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds' portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information in Note 9).

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

4.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$1,270,804,659	$714,465,888
Main Thematic Innovation ETF	231,538,240	177,953,992
Main International ETF	37,270,414	22,508,992

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$174,875,135	$660,086,428
Main Thematic Innovation ETF	18,168,563	71,728,338
Main International ETF	52,677,769	13,332,101

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the six months ended April 30, 2026, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$6,044,013
Main Thematic Innovation ETF	644,900
Main International ETF	504,925

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of Main Thematic Innovation until at least February 28, 2031 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles not registered under the 1940 Act or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.99% of the average daily net assets for Thematic Innovation; subject to possible recoupment from the Thematic Innovation in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of the waiver and the expense limitation in place at the time of recapture. This agreement may be terminated only by the Board on 60 days' written notice to the Adviser. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Main Sector Rotation ETF and Main International ETF, until at least March 31, 2031 and March 31, 2027, respectively, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

registered under the 1940 Act or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65% and 0.74% of the average daily net assets of the Main Sector Rotation ETF and Main International ETF, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. Further, the Adviser agrees to pay that portion of the Main Sector Rotation ETF’s and Main International ETF’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses to no more than 0.69% of the Main Sector Rotation ETF’s average daily net assets and 0.84% of the Main International ETF’s average daily net assets until March 31, 2027. This agreement may be terminated by the Board only on 60 days’ written notice to the Adviser. The total amount of previously waived fees for the Main International ETF are $107,209 and $37,935, which are subject to recapture until October 31, 2026 and October 31, 2027, respectively. During the six months ended April 30, 2026, the no advisory fees were waived for the Funds. During the six months ended April 30, 2026, the Adviser did not waive any acquired fund fees and expenses for the Main Sector Rotation ETF or Main International ETF. As of April 30, 2026, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of April 30, 2026, the Plan has not been activated.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in the printing and postage expenses in the Statements of Operations.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At April 30, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$2,306,442,529	$357,500,385	$(566,838)	$356,933,547
Main Thematic Innovation ETF	$190,622,134	$38,085,024	$(16,616,520)	$21,468,504
Main International ETF	$197,535,589	$35,628,889	$(427,229)	$35,201,660

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2025, and October 31, 2024 was as follows:

For the period ended October 31, 2025:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$10,640,660	$—	$—	$10,640,660
Main Thematic Innovation ETF	—	—	—	—
Main International ETF	2,646,525	—	—	2,646,525

For the period ended October 31, 2024:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,116,485	$—	$—	$6,116,485
Main Thematic Innovation ETF	—	—	—	—
Main International ETF	2,034,833	—	—	2,034,833

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$3,764,638	$—	$—	$(77,538,373)	$—	523,045,003	$449,271,268
Main Thematic Innovation ETF	41,721	—	—	(34,863,419)	—	50,085,019	15,263,321
Main International ETF	1,343,514	—	—	(2,268,923)	—	21,780,561	20,855,152

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open passive foreign investment companies and tax deferral of losses on wash sales.

At October 31, 2025, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Main Sector Rotation ETF	$77,538,373	$—	$77,538,373	$—
Main Thematic Innovation ETF	12,119,668	22,743,751	34,863,419	—
Main International ETF	2,268,923	—	2,268,923	165,253

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, and the true up adjustments for the tax returns, resulted in reclassification for the year ended October 31, 2025 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$369,764,608	$(369,764,608)
Main Thematic Innovation ETF	34,325,447	(34,325,447)
Main International ETF	13,390,426	(13,390,426)

Main International ETF intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

For period ended
10/31/2025	Foreign Taxes Paid	Foreign Source Income
Main International ETF	$0.0455	$0.4678

For period ended
10/31/2024	Foreign Taxes Paid	Foreign Source Income
Main International ETF	$0.0554	$0.5146

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only authorized participants (“Authorized Participants”) are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of the Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

9.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with State Street Bank and Trust Company, each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors, including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of April 30, 2026, the below table shows the securities on loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities.

	Fair Value of	Collateral for
	Securities Loaned	Securities Loaned
Main Sector Rotation ETF	$387,681,044	$95,330,743
Main Thematic Innovation ETF	6,083,067	1,404,140
Main International ETF	11,058,355	11,083,725

The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At April 30, 2026, the Main Sector Rotation ETF and Main Thematic Innovation ETF received non-cash collateral of $293,333,114 and $4,600,966, respectively. The non-cash collateral consists of U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Inflation Indexed Bonds, with coupon rates ranging from 0.01% to 5.25% and maturity dates from 5/15/2026 to 2/15/2056 and is held at the Funds’ securities lending agent. The Funds cannot pledge or resell the collateral.

The remaining contractual maturity of the collateral as of April 30, 2026 is as follows:

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Cash Collateral	$95,330,743	$—	$—	$—	$95,330,743
	Non-Cash Collateral	$—	$286,935	$1,019,525	$292,026,654	$293,333,114
		$95,330,743	$286,935	$1,019,525	$292,026,654	$388,663,857

Main Thematic Innovation ETF	Cash Collateral	$1,404,140	$—	$—	$—	$1,404,140
	Non-Cash Collateral	$—	$—	$—	$4,600,966	$4,600,966
		$1,404,140	$—	$—	$4,600,966	$6,005,106

Main International ETF	Cash Collateral	$11,083,725	$—	$—	$—	$11,083,725
	Non-Cash Collateral	$—	$—	$—	$—	$—
		$11,083,725	$—	$—	$—	$11,083,725

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower's failure to pay or perform), the right to net a third-party borrower's rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

10.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. As of April 30, 2026 the Funds did not have any investments in affiliated investment companies. Transactions during the six months ended April 30, 2026 with the companies that are affiliated or were affiliates at the beginning of the six months are as follows:

Main International ETF

	Fair Value				Net Change in		Dividend
	Beginning of			Realized Gain	Unrealized	Fair Value End of	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	Depreciation	Period	Income	of Period
Franklin FTSE Mexico ETF	$8,499,936	$—	$(8,408,297)	$1,452,758	$(1,544,397)	$—	$—	—
				$1,452,758	$(1,544,397)	$—	$—	—

11.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Main Sector Rotation ETF and Main International ETF, the (“Funds”), currently invest a portion of their assets in the underlying investment companies mentioned in the table below. The Funds may redeem their investments in these underlying investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of April 30, 2026, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Main Sector Rotation ETF	State Street Technology Select Sector SPDR ETF	33.10%
Main International ETF	iShares Core MSCI International Developed Markets ETF	38.40%

12.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB ASU 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09"), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN ETFS
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, as well as description of the policies and procedures that the Funds use to determine how to vote is available without charge, upon request, by (i) calling 1-866-383-9778; (ii) visiting the Funds' website at www.mainmgtetfs.com/; or (iii) referring to the Securities and Exchange Commission's website at https://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 7/2/2026

By /s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 7/2/2026